Information about Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Range One	Dec. 31, 2012 Range Two	Dec. 31, 2012 Range Three	Dec. 31, 2012 Minimum Range One	Dec. 31, 2012 Minimum Range Two	Dec. 31, 2012 Minimum Range Three	Dec. 31, 2012 Maximum Range One	Dec. 31, 2012 Maximum Range Two	Dec. 31, 2012 Maximum Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price, maximum	$ 1.97	$ 2.13	$ 2.33	$ 2.36				$ 0	$ 1	$ 10	$ 1	$ 10	$ 20
Options outstanding, No. of Shares	9,210				6,211	2,383	616
Options outstanding, Weighted average remaining contractual life					2 years 10 months 13 days	6 years 4 months 24 days	4 years 7 months 24 days
Option currently exercisable, Exercise price, maximum	$ 2.15	$ 2.19	$ 2.04					$ 0	$ 1	$ 10	$ 1	$ 10	$ 20
Option currently exercisable, No. of Shares	7,584				5,191	1,777	616